Convertible Notes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Convertible Notes Tables
Schedule of Assumptions Used in Valuation of Derivatives

At September 30, 2016, and December 31, 2015, the fair value of the derivative liabilities was estimated using the Black-scholes option-pricing model with the following assumptions:

	September 30, 2016	December 31, 2015
Dividend rate	0	0
Term (in years)	0.41 to 0.08 years	0.67 years
Volatility	100.0%	100.0%
Risk-free interest rate	0.20% to 0.39%	0.66%

At December 31, 2015 and December 28, 2015, the fair value of the derivative liabilities were estimated using the Black-scholes option-pricing model with the following assumptions:

Dividend rate	0
Term (in years)	0.67 years
Volatility	100.0%
Risk-free interest rate	0.66%

Schedule of Convertible Promissory Notes

At September 30, 2016 and December 31, 2015, convertible promissory notes consisted of the following:

	September 30, 2016	December 31, 2015
Principal amount	$87,834	$250,000
Less: unamortized debt discount	—	(120,813)
Convertible notes payable, net	$87,834	$129,187

At December 31, 2015 and 2014, convertible promissory notes consisted of the following:

	December 31, 2015	December 31, 2014
Principal amount	$250,000	$30,000
Less: unamortized debt discount	(120,813)	—
Convertible note payable, net	$129,187	$30,000